Share-based compensation - Range of exercise prices in SARs and TSARs (Details)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
SARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life (years)	2 years 10 months 2 days
Number of units outstanding (in units) | shares	407,687	666,256	840,772
Weighted average exercise price of units outstanding (in usd per unit)	$ 44.67	$ 45.7	$ 50.61
Number of units exercisable (in units) | shares	316,571
Weighted average exercise price of units exercisable (in usd per unit)	$ 46.33
SARs | $29.27 to $35.51
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life (years)	2 years 10 months 9 days
Number of units outstanding (in units) | shares	123,387
Weighted average exercise price of units outstanding (in usd per unit)	$ 31.02
Number of units exercisable (in units) | shares	91,327
Weighted average exercise price of units exercisable (in usd per unit)	$ 31.63
SARs | $29.27 to $35.51 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	29.27
SARs | $29.27 to $35.51 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	$ 35.51
SARs | $38.79 to $50.17
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life (years)	3 years 2 months 1 day
Number of units outstanding (in units) | shares	161,340
Weighted average exercise price of units outstanding (in usd per unit)	$ 47.03
Number of units exercisable (in units) | shares	102,284
Weighted average exercise price of units exercisable (in usd per unit)	$ 48.69
SARs | $38.79 to $50.17 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	38.79
SARs | $38.79 to $50.17 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	$ 50.17
SARs | $54.65 to $78.59
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life (years)	2 years 4 months 17 days
Number of units outstanding (in units) | shares	122,960
Weighted average exercise price of units outstanding (in usd per unit)	$ 55.28
Number of units exercisable (in units) | shares	122,960
Weighted average exercise price of units exercisable (in usd per unit)	$ 55.28
SARs | $54.65 to $78.59 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	54.65
SARs | $54.65 to $78.59 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	$ 78.59
TSARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life (years)	3 years 7 months 13 days
Number of units outstanding (in units) | shares	2,188,359	2,380,237	2,340,490
Weighted average exercise price of units outstanding (in usd per unit)	$ 42.68	$ 42.05	$ 45.43
Number of units exercisable (in units) | shares	1,451,931
Weighted average exercise price of units exercisable (in usd per unit)	$ 44.52
TSARs | $29.27 to $35.51
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life (years)	3 years 6 months 21 days
Number of units outstanding (in units) | shares	784,886
Weighted average exercise price of units outstanding (in usd per unit)	$ 30.09
Number of units exercisable (in units) | shares	535,876
Weighted average exercise price of units exercisable (in usd per unit)	$ 30.47
TSARs | $29.27 to $35.51 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	29.27
TSARs | $29.27 to $35.51 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	$ 35.51
TSARs | $38.79 to $50.17
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life (years)	4 years 3 months 29 days
Number of units outstanding (in units) | shares	838,663
Weighted average exercise price of units outstanding (in usd per unit)	$ 45.19
Number of units exercisable (in units) | shares	351,245
Weighted average exercise price of units exercisable (in usd per unit)	$ 46.72
TSARs | $38.79 to $50.17 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	38.79
TSARs | $38.79 to $50.17 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	$ 50.17
TSARs | $54.65 to $78.59
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life (years)	2 years 7 months 28 days
Number of units outstanding (in units) | shares	564,810
Weighted average exercise price of units outstanding (in usd per unit)	$ 56.48
Number of units exercisable (in units) | shares	564,810
Weighted average exercise price of units exercisable (in usd per unit)	$ 56.48
TSARs | $54.65 to $78.59 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	54.65
TSARs | $54.65 to $78.59 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	$ 78.59